PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity IV

Supplement to Prospectus Dated May 1, 2012

Supplement dated December 27, 2012

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to update the expenses associated with the Prudential Asset Allocation Fund, and revise the Expense Example as a result of a decrease in this fund’s total annual operating expense.

PROSPECTUS CHANGES

I.	Summary of Contract Expenses

The below changes were made in the “Summary of Contract Expenses” section under “Total Annual Mutual Fund Operating Expenses.”

(a)	The third sentence is replaced with the following:

The total operating expenses depicted below are based on historical fund expenses, as of the fiscal year ended, September 30, 2012, for Class Z shares of the Prudential Asset Allocation Fund.

(b)	The line indicating the “Total Annual Underlying Mutual Fund Operating Expense” is revised to refer to 1.01%.

(c)	The fees reflected in the “Underlying Mutual Fund Portfolio Annual Expenses” table are replaced with the following:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, in %)

	Management Fees	Other Expenses	Total Annual Portfolio Operating Expenses
Prudential Asset Allocation Fund (Class Z)	0.65%	0.36%	1.01%

II.	Expense Example

In the “Expense Examples” section under “Expenses with Prudential IncomeFlex Target Benefit,” the expenses in the charts are replaced with the following:

EXAMPLE 1 Plan Type A
1 yr	3 yrs	5 yrs	10 yrs
$428	$1,292	$2,170	$4,421

EXAMPLE 2 Plan Type B
1 yr	3 yrs	5 yrs	10 yrs
$403	$1,221	$2,055	$4,214

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III.	Underlying Mutual Fund Fees

In Section 7, “What Are The Expenses Associated With The Prudential Retirement Security Annuity IV?” under “Underlying Mutual Fund Fees,” the third sentence is replaced with the following:

For 2012, without regard to expense caps, the fees and operating expenses of the Prudential Asset Allocation Fund was 1.01% annually.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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